Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2018
Long-term Investments
Schedule of long-term investments

The following is a summary of long-term investments (in thousands):

	December 31,	December 31,
	2017	2018
	RMB	RMB
Investments in equity method investees	563,896	736,551
Equity investments with readily determinable fair values	828,260	612,465
Equity investments without readily determinable fair values	1,292,620	3,897,092
	2,684,776	5,246,108